LEASES - Future minimum lease payments for operating and financing leases as lessee (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Leases
For the year ended December 31, 2024	¥ 604,939	$ 85,203
For the year ended December 31, 2025	405,398	57,099
For the year ended December 31, 2026	253,910	35,762
For the year ended December 31, 2027	134,735	18,977
For the year ended December 31, 2028	72,142	10,161
Thereafter	218,284	30,745
Total minimum lease payments	1,689,408	237,947
Less: imputed interest	303,104	42,690
Total lease liability balance	1,386,304	195,257
Minimum payments related to leases not yet commenced as of December 31, 2023	46,110	6,494
Financing leases
For the year ended December 31, 2024	862	121
For the year ended December 31, 2025	389	55
For the year ended December 31, 2026	260	37
For the year ended December 31, 2027	149	21
For the year ended December 31, 2028	92	13
Total minimum lease payments	1,752	247
Less: imputed interest	103	15
Total lease liability balance	¥ 1,649	$ 232